July 18, 2007

MELLON FUNDS TRUST

Supplement to Prospectus
dated December 29, 2006
(Class M and Investor class shares)

The following information supersedes and replaces any contrary information contained in the section of the Trust’s Prospectus entitled “Management”:

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, The Dreyfus Corporation (“Dreyfus”), the fund’s investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

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Effective June 30, 2007, the following changes occurred:

(a) Dreyfus Service Corporation, the distributor for The Mellon Funds, changed its name to “MBSC Securities Corporation” (“MBSC”). All information in the prospectus relating to “Dreyfus Service Corporation”, “DSC”, or the “distributor” now relates to MBSC.

(b) MBSC, LLC (“LLC”) merged into MBSC and discontinued operations. BNY Mellon Wealth Advisors (“BMWA”), previously a division of LLC and known as Mellon Private Wealth Advisors, continues as a division of MBSC. To obtain information, BMWA Brokerage Clients can continue to contact their financial advisor, or their BMWA representative as provided in the prospectus, and individual account holders can contact the Dreyfus Retail Services division of MBSC by calling the telephone number listed in the prospectus.

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Effective February 15, 2007, the following information supersedes and replaces any contrary information with respect to Mellon Large Cap Stock Fund, Mellon Income Stock Fund and Mellon Balanced Fund contained in the section of the Trust’s Prospectus entitled “Management”:

Portfolio managers
Name of fund	Primary portfolio manager

Mellon Large Cap Stock Fund	Sean P. Fitzgibbon
Mellon Income Stock Fund	Brian C. Ferguson
Mellon Balanced Fund	Sean P. Fitzgibbon and
John F. Flahive

Biographical information

Sean P. Fitzgibbon, CFA, has been the primary portfolio manager of Mellon Large Cap Stock Fund and a primary portfolio manager of Mellon Balanced Fund since February 2007. Mr. Fitzgibbon also has been a portfolio manager at Dreyfus since October 2004. He also is a senior vice president, portfolio manager, analyst and member of the U.S. Large Cap Core Equity Team at The Boston Company Asset Management, LLC (“TBCAM”), a Dreyfus affiliate, where he has been employed since August 1991.

Brian C. Ferguson has been the primary portfolio manager of Mellon Income Stock Fund since February 2007 and a portfolio manager at Dreyfus since October 2002. Mr. Ferguson also is a senior vice president and the director of the U.S. Large Cap Value Equity Team at TBCAM, where he has been employed since June 1997.

The references concerning Michael D. Weiner and D. Gary Richardson in the section entitled “Management” are deleted because they are no longer portfolio managers of the funds.

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July 18, 2007

MELLON FUNDS TRUST

Supplement to Prospectus
dated December 29, 2006
(Dreyfus Premier shares)

The following information supersedes and replaces any contrary information contained in the section of the Trust’s Prospectus entitled “Management”:

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation. As a result, The Dreyfus Corporation (“Dreyfus”), the fund’s investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation, a global financial services company focused on helping clients move and manage their financial assets, operating in 37 countries and serving more than 100 markets. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing superior asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. It has more than $18 trillion in assets under custody and administration and $1 trillion in assets under management, and it services more than $11 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

______________________________________

Effective June 30, 2007, the following changes occurred:

(a) Dreyfus Service Corporation, the distributor for The Mellon Funds, changed its name to “MBSC Securities Corporation” (“MBSC”). All information in the prospectus relating to “Dreyfus Service Corporation”, “DSC”, or the “distributor” now relates to MBSC.

(b) MBSC, LLC (“LLC”) merged into MBSC and discontinued operations. BNY Mellon Wealth Advisors (“BMWA”), previously a division of LLC and known as Mellon Private Wealth Advisors, continues as a division of MBSC. To obtain information, BMWA Brokerage Clients can continue to contact their financial advisor, or their BMWA representative as provided in the prospectus, and individual account holders can contact the Dreyfus Retail Services division of MBSC by calling the telephone number listed in the prospectus.

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July 18, 2007

MELLON FUNDS TRUST

Supplement to Statement of Additional Information
dated December 29, 2006

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information:

On July 1, 2007, The Bank of New York Company, Inc. and Mellon Financial Corporation completed their merger to form a new company called The Bank of New York Mellon Corporation (“BNY Mellon”). The Dreyfus Corporation (“Dreyfus”), the Fund’s investment adviser, previously a wholly-owned subsidiary of Mellon Financial Corporation, is now a wholly-owned subsidiary of BNY Mellon. BNY Mellon is a global financial services company incorporated under Delaware law in 2007 and registered under the Federal Bank Holding Company Act of 1956, as amended. The company is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services.

BNY Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. Dreyfus has informed management of the Fund that in making its investment decisions it does not obtain or use material inside information that BNY Mellon or its affiliates may possess with respect to such issuers.

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Effective June 30, 2007, Dreyfus Service Corporation, the distributor for each of The Mellon Funds, changed its name to “MBSC Securities Corporation” (“MBSC”). All information in this Statement of Additional Information relating to “Dreyfus Service Corporation”, “DSC”, or the “distributor” now relates to MBSC.

MBSC also serves as the distributor for the funds in the Dreyfus Family of Funds and, effective June 30, 2007, became the distributor for the Mellon Institutional Funds.